Investment Strategy - Defiance Helium and Strategic Gases ETF	Sep. 25, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Overview

The Fund uses a “passive management” (or indexing) approach to track the performance, before fees and expenses, of the Index.

Index Overview

The Index is a rules-based thematic index developed by MarketVector Indexes GmbH (the "Index Provider") that seeks to track the performance of publicly traded companies involved in the industrial gas (including helium), cryogenics and specialty gas industry.

For purposes of the Index, eligible companies generally derive at least 50% of their revenues (25% for current Index constituents) from one or more of the following activities:

●	Industrial and specialty gases including electronic gases, rare gases, high-purity gases, and gas mixtures;
●	Cryogenics and liquefaction, and/or
●	Gas equipment, systems, and services, including air separation, compression, vacuum, purification, storage, transfer, distribution, and gas-related engineering services.

Companies are classified as “Core Helium and Strategic Gas Companies” if they meet the applicable revenue criteria and have revenue exposure to helium. Companies that meet the applicable revenue criteria but do not have revenue exposure to helium are classified as “Non-Core Helium and Strategic Gas Companies.”

Following thematic screening, companies generally must satisfy minimum market capitalization, liquidity, free-float and exchange eligibility requirements established by the Index methodology before becoming eligible for selection. Eligible securities generally include common stocks and substantially equivalent equity securities (e.g., American Depositary Receipts, Global Depositary Receipts, and preference shares).

The Index generally targets 10 constituents. Eligible companies are ranked based on free-float market capitalization, with Core Helium and Strategic Gas Companies ranked ahead of Non-Core Helium and Strategic Gas Companies. At each quarterly reconstitution, companies ranked among the top eight remain eligible for inclusion, while the remaining constituent positions are generally filled from among the highest-ranked existing Index constituents ranked between ninth and fifteenth, which is intended to reduce unnecessary constituent turnover.free-ranked ahead of Non-Core Helium and Strategic Gas Companies. At the initial construction of the Index, the 10 highest-ranked eligible companies are selected. At subsequent quarterly reviews, companies ranked among the top eight remain eligible for inclusion, and the remaining two components are selected from the highest ranking current index components ranked between ninth and fifteenth, which is intended to reduce unnecessary constituent turnover.

The Index is reconstituted and rebalanced quarterly. Following each rebalance, Index constituents are generally equally weighted, subject to liquidity-based weighting limitations. To the extent the Index concentrates its investments in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent.

Please see the prospectus section titled “Additional Information About the Fund” for more detailed information about the Index’s methodology.

The Fund’s Investment Strategy

Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in component securities that make up the Index or investments that provide indirect exposure to such securities.

The Fund attempts to invest all, or substantially all, of its assets in, or obtain indirect economic exposure to, the component securities that make up the Index. The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest (directly or indirectly) in all of the component securities of the Index.

Because the Index consists of a relatively small number of component securities, the Fund may be limited in its ability to invest directly in Index component securities to the extent necessary to comply with applicable requirements of the 1940 Act, as well as the asset diversification requirements applicable to regulated investment companies under Subchapter M of the Internal Revenue Code. Accordingly, the Fund may obtain exposure to the Index, in whole or in part, through derivative instruments, including total return swaps referencing the Index or one or more of its component securities, in order to seek to maintain economic exposure to the Index while complying with applicable regulatory requirements.

The Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when the Adviser believes it is in the best interests of the Fund. For example, representative sampling may be used when replicating the Index involves practical difficulties or substantial costs, an Index component becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index.

Subject to the Fund’s 80% policy, the Fund may invest in securities or other investments not included in the Index where the Adviser determines such investments are appropriate. Additionally, the Fund may attempt to replicate the index “synthetically” through the use of derivatives, including options and total return swaps. In addition to supporting the Fund’s efforts to track the Index, these investments may be made when the Adviser believes they will enhance performance or otherwise benefit the Fund. For example, the Fund may invest in non-Index securities in connection with corporate actions or changes to the Index (including reconstitutions, additions, and deletions), as well as for liquidity, cash management, or other portfolio management purposes.

As noted above, the Fund may utilize listed options to obtain synthetic exposure to portfolio securities. The Fund primarily employs short-dated (generally one month or less), in-the-money call options to replicate the performance of underlying equity securities. The Fund may also utilize other option strategies designed to achieve similar synthetic exposure, including purchasing call options and selling put options with identical strike prices.

The Fund will invest in listed equity securities, which may include common stocks, business trust shares, and other equity investments or ownership interests in business enterprises.

The Fund may invest in ADRs, GDRs and preference shares to approximately the extent such securities are included in the Index. The Fund may also invest in cash, cash equivalents, or short-term instruments, including money market funds, to manage liquidity, collateralize positions, or temporarily hold assets pending investment.

The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in component securities that make up the Index or investments that provide indirect exposure to such securities.